Distribution Received and Dividend Paid (Notes)	5 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Distributions Received and Dividends Paid [Abstract]
Distributions Received and Dividends Paid
DISTRIBUTION RECEIVED AND DIVIDEND PAID

On January 22, 2014, Cheniere Partners’ Board declared a cash distribution of $0.425 per common unit with respect to the fourth quarter of 2013. The distribution attributable to our interest in Cheniere Partners, totaling approximately $5.1 million, was paid to us on February 14, 2014.

On February 11, 2014, our Board declared a cash dividend of $0.017 per common share with respect to the fourth quarter of 2013. The dividend, totaling approximately $3.9 million was paid by us on March 3, 2014.

DISTRIBUTIONS RECEIVED AND DIVIDENDS PAID

The following provides a summary of distributions received from Cheniere Partners during the nine months ended September 30, 2014:

Date Paid	Period Covered by Distribution	Distribution Per Common Unit	Total Distribution Received (in thousands)
August 14, 2014	April 1 - June 30, 2014	$0.425	$5,084
May 15, 2014	January 1 - March 31, 2014	0.425	5,084
February 14, 2014	October 1 - December 31, 2013	0.425	5,084

On October 24, 2014, the board of directors of Cheniere Partners’ general partner declared a cash distribution of $0.425 per common unit with respect to the third quarter of 2014. The distribution attributable to our interest in Cheniere Partners, totaling $5.1 million, is to be paid to us on November 14, 2014. We have used these distributions from Cheniere Partners to establish cash reserves to pay general and administrative expenses (including affiliate) and to pay dividends.

The following provides a summary of dividends paid by us during the nine months ended September 30, 2014:

Date Paid	Period Covered by Dividend	Dividend Per Share	Total Dividend Paid (in thousands)
August 28, 2014	April 1 - June 30, 2014	$0.019	$4,402
May 30, 2014	January 1 - March 31, 2014	0.019	4,402
March 3, 2014	October 1 - December 31, 2013	0.017	3,939